Other long-term liabilities (Tables)	12 Months Ended
Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-Term Liabilities

	As at September 30, 2019	As at September 30, 2018
	$	$
Deferred revenue	70,522	86,272
Deferred compensation plan liabilities (Note 16)	63,838	58,197
Deferred rent	64,652	47,325
Other	14,380	13,852
	213,392	205,646